Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events	29. Subsequent Events Subsequent events were evaluated by the Company up to February 13, 2012, which is the issuance date of this Annual Report 2011. There are no subsequent events to report.